Dividends (Floating Quarterly Dividend Rate) (Details) - Series B Preferred Shares [Member]	12 Months Ended
Aug. 31, 2018
June 30, 2016 to September 29, 2016 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.539%
September 30, 2016 to December 30, 2016 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.512%
December 31, 2016 to March 30, 2017 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.509%
March 31, 2017 to June 29, 2017 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.48%
June 30, 2017 to September 29, 2017 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.529%
September 30, 2017 to December 30, 2017 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.742%
December 31, 2017 to March 30, 2018 [Member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	2.872%
March 31, 2018 to June 29, 2018 [member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	3.171%
June 30, 2018 to September 29, 2018 [member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	3.30%
September 30, 2018 to December 30, 2018 [member]
Disclosure of classes of share capital [line items]
Floating quarterly dividend rate	3.509%